                                        SUPPLEMENT DATED MAY 4,
                                                   2007
                                                    TO
                                       PROSPECTUS DATED MAY 1, 2006

                       INVESTRAC ADVANTAGE VARIABLE UNIVERSAL LIFE INSURANCE POLICY
                                                ISSUED BY
                                   AMERICAN NATIONAL INSURANCE COMPANY
                                               THROUGH ITS
                             AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT

This supplement updates certain information contained in your prospectus.  Please read it carefully and keep it with your prospectus for future reference.

As  American  National  Insurance  Company  will be closed for  business on Friday  November  23, 2007 and
Monday December 24, 2007 in observation of the  Thanksgiving  and Christmas  Holidays,  the term Valuation
Date as defined in the Glossary is amended as follows:

Each day the New York  Stock  Exchange  ("NYSE")  is open for  regular  trading,  except for the day after
Thanksgiving  and  December  24.  Accumulation  Values are  calculated  and  redemptions,  transfers,  and purchases are made only on Valuation Dates.